Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001
Ordinary shares authorized	466,967,730	466,967,730
Ordinary shares issued	176,300,513	153,300,513
Ordinary shares outstanding	176,300,513	153,300,513
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	20,115,570	20,115,570
Ordinary shares issued	20,115,570	20,115,570
Ordinary shares outstanding	20,115,570	20,115,570
Parent Company [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001
Ordinary shares authorized	20,115,570	20,115,570
Ordinary shares issued	20,115,570	20,115,570
Ordinary shares outstanding	20,115,570	20,115,570